Fees Summary	Dec. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 109,653,331.62
Previously Paid Amount	0.00
Total Fee Amount	16,787.93
Total Offset Amount	0.00
Net Fee	$ 16,787.93